Average Annual Total Returns - VIPFreedomLifetimeIncomeFunds-InvestorComboPRO - VIPFreedomLifetimeIncomeFunds-InvestorComboPRO - VIP Freedom Lifetime Income I Portfolio	Apr. 29, 2024
VIP Freedom Lifetime Income I Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	7.89%
Past 5 years	3.98%
Past 10 years	3.40%
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Past 10 years	1.81%
F0800
Average Annual Return:
Past 1 year	8.33%
Past 5 years	3.63%
Past 10 years	3.34%